Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10. Commitments and Contingencies
Distribution Reinvestment Plan
We adopted a distribution reinvestment plan that will allow our stockholders to have distributions otherwise distributable to them invested in additional shares of our common stock at a price equal to the then-current offering price for each class of share.
On October 2, 2023, the Company’s board of directors approved the Second Amended and Restated Distribution Reinvestment Plan (the “Second Amended and Restated DRP”) of the Company to include, as eligible participants, stockholders holding Class Y shares and stockholders holding Class Z shares. The Second Amended and Restated DRP replaced the prior distribution reinvestment plan. The distribution reinvestment plan was also amended and restated to state that the purchase price for shares pursuant to the Second Amended and Restated DRP shall be $9.30 per share for all classes of shares. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on March 20, 2026, any shares sold pursuant to our distribution reinvestment plan will be sold at our new estimated value per share of $10.00 per Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares and Class Z shares under our distribution reinvestment plan. The Second Amended and Restated DRP became effective on November 11, 2023. No sales commission or dealer manager fee will be paid on shares sold through the distribution reinvestment plan. We may amend or terminate the distribution reinvestment plan for any reason at any time upon 10 days’ prior written notice to stockholders.
As of June 30, 2026, we have sold approximately 1.3 million Class P shares, approximately 0.3 million Class A shares, approximately 0.4 million Class T shares, approximately 0.1 million Class W shares, approximately 0.3 million Class Y shares and approximately 17,000 Class Z shares for gross proceeds of approximately $23.0 million pursuant to the distribution reinvestment plan.
Share Redemption Program
We adopted a share redemption program for stockholders purchasing Class P shares in the Private Offering and a separate share redemption program for stockholders purchasing Class A shares, Class T shares, Class W shares, Class Y shares and Class Z shares in the Public Offering, each of which enables stockholders to sell their shares to us in limited circumstances. As long as our common stock is not listed on a national securities exchange or over-the-counter
market, our stockholders who have held their stock for at least one year may be able to have all or any portion of their shares of stock redeemed by us. We may redeem the shares of stock presented for redemption for cash to the extent that we have sufficient funds available to fund such redemption.
On October 2, 2023, the Company’s board of directors approved an amendment to the Company’s share redemption program. Pursuant to the share redemption program, as amended, for Class A shares, Class T shares, Class W shares, Class Y shares, and Class Z shares, the redemption price per share will be equal to 93% of the most recently published estimated net asset value of the applicable share class. On March 20, 2026, our board of directors approved an estimated net asset value per share of $10.00.
The redemption price per for Class P shares purchased in the Private Offering will depend on the length of time such stockholders have held such shares as follows (in each case, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to our common stock):

•	after one year from the purchase date — 90.0% of the Redemption Amount (as defined below);

•	after two years from the purchase date — 92.5% of the Redemption Amount;

•	after three years from the purchase date — 95.0% of the Redemption Amount; and

•	after four years from the purchase date — 100% of the Redemption Amount.
At any time we are engaged in an offering of Class P shares, the Redemption Amount for Class P shares purchased under the share redemption program will always be equal to or lower than the applicable per share offering price for such Class P shares. As long as we are engaged in an offering of Class P shares, the Redemption Amount shall be the lesser of the amount such stockholders paid for their Shares or the price per share in the offering. If we are no longer engaged in an offering of Class P shares, the per Share Redemption Amount will be determined by our board of directors.
Our board of directors may amend, suspend or terminate the share redemption program with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
There are several limitations on our ability to redeem shares under the share redemption program, including, but not limited to:

•
Unless the shares are being redeemed in connection with a stockholder’s death, “qualifying disability” (as defined under the share redemption program) or bankruptcy, we may not redeem shares until the stockholder has held his or her shares for one year.

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The cash available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

In order to maintain operating flexibility, on August 6, 2025, our board of directors approved the suspension of our share redemption program effective as of September 6, 2025, except with respect to redemption requests made in connection with the death, commitment to a long-term care facility, qualifying disability or bankruptcy of a stockholder. The share redemption program shall remain suspended as discussed above until such time, if any, as our board of directors may approve the resumption of the share redemption program.
For the six months ended June 30, 2026, we received redemption requests totaling approximately $0.2 million, approximately $0.1 million was fulfilled during the six months ended June 30, 2026 and the remaining approximately $0.1 million was included in accounts payable and accrued liabilities as of June 30, 2026 and fulfilled in July 2026. For the six months ended June 30, 2025, we received redemption requests totaling approximately $3.3 million, approximately $0.2 million was fulfilled during the six months ended June 30, 2025 and the remaining $3.1 million was included in accounts payable and accrued liabilities as of June 30, 2025 and fulfilled in July 2025.
Operating Partnership Redemption Rights
The limited partners of our Operating Partnership have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year. SSA and SmartStop OP are prohibited from exchanging or otherwise transferring units representing $202,000 of the initial investments in our Operating Partnership so long as our Advisor is acting as our Advisor pursuant to our Advisory Agreement.
Other Contingencies
From time to time, we are party to legal proceedings that arise in the ordinary course of our business. We are not aware of any legal proceedings of which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition, nor are we aware of any such legal proceedings contemplated by governmental authorities.

Note 10. Commitments and Contingencies
Distribution Reinvestment Plan
We adopted a distribution reinvestment plan that will allow our stockholders to have distributions otherwise distributable to them invested in additional shares of our common stock at a price equal to the then-current offering price for each class of share.
On October 2, 2023, the Company’s board of directors approved the Second Amended and Restated Distribution Reinvestment Plan (the “Second Amended and Restated DRP”) of the Company to include, as eligible participants, stockholders holding Class Y shares and stockholders holding Class Z shares. The Second Amended and Restated DRP replaced the prior distribution reinvestment plan. The distribution reinvestment plan was also amended and restated to state that the purchase price for shares pursuant to the Second Amended and Restated DRP shall be $9.30 per share for all classes of shares. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on August 7, 2024, any shares sold pursuant to our distribution reinvestment plan will be sold at our new estimated value per share of $10.00 per Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares and Class Z shares under our distribution reinvestment plan. The Second Amended and Restated DRP became effective on November 11, 2023. No sales commission or dealer manager fee will be paid on shares sold through the distribution reinvestment plan. We may amend or terminate the distribution reinvestment plan for any reason at any time upon
10 days’
prior written notice to stockholders.
As of December 31, 2025, we have sold approximately 1.1 million Class P shares, 0.2 million Class A shares, 0.4 Class T shares, 57,000 Class W shares, 0.2 million Class Y shares and 12,000 Class Z shares for gross proceeds of approximately $19.7 million through our distribution reinvestment plan offering.
Share Redemption Program
We adopted a share redemption program for stockholders purchasing Class P shares in the Private Offering and a separate share redemption program for stockholders purchasing Class A shares, Class T shares, Class W shares, Class Y shares and Class Z shares in the Public Offering, each of which enables stockholders to sell their shares to us in limited circumstances. As long as our common stock is not listed on a national securities exchange or over-the-counter
market, our stockholders who have held their stock for at least one year may be able to have all or any portion of their shares of stock redeemed by us. We may redeem the shares of stock presented for redemption for cash to the extent that we have sufficient funds available to fund such redemption.
On October 2, 2023, the Company’s board of directors approved an amendment to the Company’s share redemption program. Pursuant to the share redemption program, as amended, for Class A shares, Class T shares, Class W shares, Class Y shares, and Class Z shares, the redemption price per share will be equal to 93% of the most recently published estimated net asset value of the applicable share class. On August 7, 2024, our board of directors approved an estimated net asset value per share of $10.00

The redemption price per for Class P shares purchased in the Private Offering will depend on the length of time such stockholders have held such shares as follows (in each case, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to our common stock):

•	after one year from the purchase date — 90.0% of the Redemption Amount (as defined below);

•	after two years from the purchase date — 92.5% of the Redemption Amount;

•	after three years from the purchase date — 95.0% of the Redemption Amount; and

•	after four years from the purchase date — 100% of the Redemption Amount.
At any time we are engaged in an offering of Class P shares, the Redemption Amount for Class P shares purchased under the share redemption program will always be equal to or lower than the applicable per share offering price for such Class P shares. As long as we are engaged in an offering of Class P shares, the Redemption Amount shall be the lesser of the amount such stockholders paid for their Shares or the price per share in the offering. If we are no longer engaged in an offering of Class P shares, the per Share Redemption Amount will be determined by our board of directors.
Our board of directors may amend, suspend or terminate the share redemption program with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
There are several limitations on our ability to redeem shares under the share redemption program, including, but not limited to:

•
Unless the shares are being redeemed in connection with a stockholder’s death, “qualifying disability” (as defined under the share redemption program) or bankruptcy, we may not redeem shares until the stockholder has held his or her shares for one year.

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The cash available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

In order to maintain operating flexibility, on August 6, 2025, our board of directors approved the suspension of our share redemption program effective as of September 6, 2025, except with respect to redemption requests made in connection with the death, commitment to a long-term care facility, qualifying disability or bankruptcy of a stockholder. The share redemption program shall remain suspended as discussed above until such time, if any, as our board of directors may approve the resumption of the share redemption program.
For the year ended December 31, 2025, we received redemption requests totaling approximately $3.9 million. Approximately $3.7 million was fulfilled in during the year ended December 31, 2025 and the remaining approximately $0.2 million was included in accounts payable and accrued liabilities as of December 31, 2025, and fulfilled in January 2026. For the year ended December 31, 2024, we received redemption requests totaling approximately $2.2 million. Approximately $1.8 million was fulfilled in during the year ended December 31, 2024 and the remaining approximately $0.4 million was included in accounts payable and accrued liabilities as of December 31, 2024, and fulfilled in January 2025. For the year ended December 31, 2023, we received redemption requests totaling approximately $0.5 million. Approximately $0.4 million was fulfilled in during the year ended December 31, 2023 and the remaining approximately $0.1 million was included in accounts payable and accrued liabilities as of December 31, 2023, and fulfilled in January 2024.
Operating Partnership Redemption Rights
The limited partners of our Operating Partnership have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year. SSA and SmartStop OP are prohibited from exchanging or otherwise transferring units representing $202,000 of the initial investments in our Operating Partnership so long as our Advisor is acting as our Advisor pursuant to our Advisory Agreement.
Other Contingencies
From time to time, we are party to legal proceedings that arise in the ordinary course of our business. We are not aware of any legal proceedings of which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition, nor are we aware of any such legal proceedings contemplated by governmental authorities.